Commitments and Contingencies (Details Textual) ₪ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2018 ILS (₪) shares	Sep. 30, 2016 USD ($)	Sep. 30, 2016 ILS (₪)	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 ILS (₪)
Commitments and Contingencies [Line Items]
Rent expenses				$ 30,023	$ 28,343	$ 25,411
Estimated amount due to OCS				1,714
Contingent liability				6,204
Guarantees [Member] | Customers and suppliers [Member]
Commitments and Contingencies [Line Items]
Bank guarantees amount				27,800
Guarantees [Member] | Offices [Member]
Commitments and Contingencies [Line Items]
Bank guarantees amount				4,700
Guarantees [Member] | Contracts with customers [Member]
Commitments and Contingencies [Line Items]
Restricted bank deposits				$ 800
Series A Secured Debentures [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Issued additional private placement of par value | ₪	₪ 150,000
Series C Secured Debentures [Member] | NIS [Member] | March 2019 [Member]
Commitments and Contingencies [Line Items]
Issued pledged shares par value | ₪	₪ 300,000
Matrix [Member]
Commitments and Contingencies [Line Items]
Percentage of total balance sheet will not exceed by debt				40.00%
Ratio of debts				The ratio of Matrix debts less cash to the annual EBITDA will not exceed 3.5.
Percentage of matrix share capital				30.00%
Balances of cash and short-term investments				$ 50,000
Percentage of shareholder's interest				50.10%
Description of equity level				Matrix equity shall not be lower than NIS 275 million (approximately $73.4 million) at all times. As of December 31, 2018, Matrix's equity was approximately NIS 714 million (approximately $190.5 million).
Matrix [Member] | January 2019 [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's | shares				3,694,517
Matrix [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Balances of cash and short-term investments | ₪							₪ 13,300
Matrix [Member] | Series A Secured Debentures [Member]
Commitments and Contingencies [Line Items]
Issued pledged additional shares | shares	1,692,954
Matrix [Member] | Series C Secured Debentures [Member] | March 2019 [Member]
Commitments and Contingencies [Line Items]
Issued pledged shares | shares	6,031,761
Legal Proceedings [Member]
Commitments and Contingencies [Line Items]
Payment of plaintiffs amount		$ 2,400
Legal Proceedings [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Software company filed a lawsuit amount | ₪			₪ 34,106
Formula [Member]
Commitments and Contingencies [Line Items]
Ratio of debts				The ratio of Company's financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.5 (all based on the Company's consolidated financial statements).
Percentage of shareholder's interest				20.00%
Shareholders' equity not including minority interests amount				$ 160,000
TASE over a period				60 days
Financial liabilities				$ 130,000
Percenatge of short term deposits and short term marketable securities to total assets				30.00%			30.00%
Distribute dividends except, description				Formula committed not to distribute dividends except for if the ratio of the Company's unpaid principal amount of the loan to the fair market value of its collaterals will not exceed 50%, and if the distribution will not cause its cash, short-term deposits and short-term marketable securities to be less than NIS 45 million (approximately $13 million), or if the dividend will not exceed 75% of accumulated profits accrued from the date of which the loan was granted until the distribution.
Formula [Member] | NIS [Member]
Commitments and Contingencies [Line Items]
Financial liabilities | ₪							₪ 450,000
Formula [Member] | Series B Convertible Debentures [Member]
Commitments and Contingencies [Line Items]
Shareholders' equity not including minority interests amount				$ 160
Percentage of financial indebtedness				65.00%
Formula [Member] | Series A Secured Debentures [Member]
Commitments and Contingencies [Line Items]
Shareholders' equity not including minority interests amount				$ 250,000
Percentage of financial indebtedness				65.00%
Profits distributions, description				The amount of the distributions shall be equal to profits for the years ended December 31, 2014 and 2015 and 75% of profits accrued from January 1, 2016 until the distribution and (iv) no event of default shall have occurred.
Sapiens Technologies [Member]
Commitments and Contingencies [Line Items]
Royalty commitments, description				In exchange for participation in the programs by the IIA, Sapiens Technologies agreed to pay 3.5% of total net consolidated license and maintenance revenue and 0.35% of the net consolidated consulting services revenue related to the software developed within the framework of these programs based on an understanding with IIA reached in January 2012. The royalties will be paid up to a maximum amount equaling 100%-150% of the grants provided by the IIA, linked to the dollar, and for grants received after January 1, 1999, bear annual interest at a rate based on LIBOR.
Sapiens Technologies [Member] | Covenant [Member]
Commitments and Contingencies [Line Items]
Shareholders' equity not including minority interests amount				$ 160
Percentage of financial indebtedness				65.00%
Profits distributions, description				The amount of the dividend does not exceed Sapiens profits for the year ended December 31, 2016 and the first three quarters of the year ended December 31, 2017, plus 75% of Sapiens profits as of September 1, 2017 and up to the date of distribution.
Sapiens Technologies [Member] | Covenant One [Member]
Commitments and Contingencies [Line Items]
Shareholders' equity not including minority interests amount				$ 120,000
Percentage of financial indebtedness				65.00%
Magic [Member]
Commitments and Contingencies [Line Items]
Percentage of total balance sheet will not exceed by debt				50.00%
Ratio of debts				The ratio of Magic's total financial debts less cash, short-term deposits and short-term marketable securities to the annual EBITDA will not exceed 3.25 to 1.
Balances of cash and short-term investments				$ 10
Shareholders' equity not including minority interests amount				$ 100
Magic [Member] | January 2019 [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's | shares				898,613
Magic [Member] | Series A Secured Debentures [Member]
Commitments and Contingencies [Line Items]
Issued pledged additional shares | shares	3,487,198
Magic [Member] | Series C Secured Debentures [Member] | March 2019 [Member]
Commitments and Contingencies [Line Items]
Issued pledged shares | shares	2,411,474
Sapiens [Member] | January 2019 [Member]
Commitments and Contingencies [Line Items]
Issued unpledged shares to financial institution's | shares				1,356,820
Sapiens [Member] | Series C Secured Debentures [Member] | March 2019 [Member]
Commitments and Contingencies [Line Items]
Issued pledged shares | shares	2,957,590